Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic U.S. Growth Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dynamic U.S. Growth Fund	Dynamic U.S. Growth Fund Class I Shares	Dynamic U.S. Growth Fund Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic U.S. Growth Fund		Dynamic U.S. Growth Fund Class I Shares	Dynamic U.S. Growth Fund Class II Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses		5.39%	5.64%	[1]
Total Annual Fund Operating Expenses		6.14%	6.39%
Fee Waivers and Reimbursements	[2]	(5.19%)	(5.19%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	1.20%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated

and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Dynamic U.S. Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dynamic U.S. Growth Fund Class I Shares	97	1,279	2,524	5,515
Dynamic U.S. Growth Fund Class II Shares	122	1,349	2,633	5,688

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher  portfolio turnover rate may indicate higher transaction costs. These  costs, which are not reflected in annual fund operating expenses or in  the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 244.38% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Goodman & Company NY, Ltd. (the

"Sub-Adviser") seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.  While it will not concentrate its investments in any one industry,

the Fund may from time to time have a significant exposure in one or more sectors of the economy, such as the information technology sector.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.

Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Competitive pressures in the information technology sector, and the Fund's investments in information technology company securities,

may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.

Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling

1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 20.46%

Best Quarter

September 30, 2010   22.36%

Worst Quarter

June 30, 2010   (1.40)%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Dynamic U.S. Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Dynamic U.S. Growth Fund Class I Shares	Before Taxes	50.67%	54.36%	Apr. 01, 2009	[1]
Dynamic U.S. Growth Fund Class I Shares After Taxes on Distributions	After Taxes on Distributions	50.02%	50.46%	Apr. 01, 2009	[1]
Dynamic U.S. Growth Fund Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	32.94%	44.56%	Apr. 01, 2009	[1]
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	33.22%	Apr. 01, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.